American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
July 31, 2024

Heritage Fund - Schedule of Investments
JULY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 2.6%
Curtiss-Wright Corp.	301,349	88,807,550
HEICO Corp.	249,985	60,331,380
		149,138,930
Banks — 1.4%
NU Holdings Ltd., Class A(1)	6,602,581	80,089,307
Beverages — 0.3%
Celsius Holdings, Inc.(1)	392,408	18,376,467
Biotechnology — 4.3%
Alnylam Pharmaceuticals, Inc.(1)	261,006	61,978,485
Amicus Therapeutics, Inc.(1)	3,492,476	36,007,428
Argenx SE, ADR(1)	69,671	35,941,179
BioMarin Pharmaceutical, Inc.(1)	526,931	44,436,091
Natera, Inc.(1)	639,888	65,518,132
		243,881,315
Building Products — 1.8%
Lennox International, Inc.	178,456	104,129,076
Capital Markets — 8.6%
ARES Management Corp., Class A	833,543	127,698,788
Coinbase Global, Inc., Class A(1)	390,161	87,536,522
LPL Financial Holdings, Inc.	395,088	87,519,894
MSCI, Inc.	242,236	130,991,539
TPG, Inc.	1,097,366	55,954,692
		489,701,435
Chemicals — 2.5%
Avient Corp.	1,222,780	55,318,567
Element Solutions, Inc.	3,286,966	88,583,734
		143,902,301
Commercial Services and Supplies — 2.2%
Republic Services, Inc.	631,974	122,805,188
Communications Equipment — 1.0%
Arista Networks, Inc.(1)	161,451	55,950,844
Consumer Staples Distribution & Retail — 0.5%
Casey's General Stores, Inc.	72,262	28,026,094
Containers and Packaging — 0.5%
Avery Dennison Corp.	132,045	28,631,317
Distributors — 2.3%
Pool Corp.	344,329	128,792,819
Diversified Consumer Services — 2.0%
Bright Horizons Family Solutions, Inc.(1)	472,181	56,779,765
Duolingo, Inc.(1)	342,737	58,930,200
		115,709,965
Electrical Equipment — 3.6%
AMETEK, Inc.	274,759	47,665,191
Hubbell, Inc.	89,316	35,337,875
Regal Rexnord Corp.	369,564	59,381,544
Vertiv Holdings Co., Class A	770,255	60,619,069
		203,003,679
Electronic Equipment, Instruments and Components — 1.4%
CDW Corp.	379,833	82,845,376

Entertainment — 2.2%
Spotify Technology SA(1)	184,538	63,470,000
Take-Two Interactive Software, Inc.(1)	416,970	62,766,494
		126,236,494
Financial Services — 1.8%
Corpay, Inc.(1)	342,590	99,974,614
Ground Transportation — 2.5%
Norfolk Southern Corp.	231,391	57,745,938
XPO, Inc.(1)	733,992	84,328,341
		142,074,279
Health Care Equipment and Supplies — 4.1%
Dexcom, Inc.(1)	1,009,569	68,468,969
GE HealthCare Technologies, Inc.	470,687	39,834,241
IDEXX Laboratories, Inc.(1)	149,306	71,087,573
Insulet Corp.(1)	291,701	56,692,089
		236,082,872
Health Care Providers and Services — 1.6%
Cencora, Inc.	373,514	88,851,510
Health Care Technology — 0.9%
Veeva Systems, Inc., Class A(1)	258,072	49,531,759
Hotels, Restaurants and Leisure — 6.5%
Airbnb, Inc., Class A(1)	492,202	68,691,711
Chipotle Mexican Grill, Inc.(1)	1,298,723	70,546,633
DoorDash, Inc., Class A(1)	493,126	54,598,911
Hilton Worldwide Holdings, Inc.	814,369	174,820,593
		368,657,848
Household Products — 2.1%
Church & Dwight Co., Inc.	1,213,660	118,950,816
Independent Power and Renewable Electricity Producers — 1.4%
Vistra Corp.	1,000,485	79,258,422
Insurance — 1.1%
Ryan Specialty Holdings, Inc., Class A	1,004,484	61,866,169
IT Services — 2.9%
Cloudflare, Inc., Class A(1)	999,391	77,452,802
MongoDB, Inc.(1)	352,628	88,989,202
		166,442,004
Leisure Products — 0.7%
BRP, Inc.(2)	552,728	40,045,907
Life Sciences Tools and Services — 3.2%
Agilent Technologies, Inc.	225,379	31,868,591
Avantor, Inc.(1)	1,405,093	37,586,238
Bio-Techne Corp.	399,884	32,626,535
IQVIA Holdings, Inc.(1)	178,474	43,945,653
Mettler-Toledo International, Inc.(1)	25,729	39,134,581
		185,161,598
Machinery — 1.3%
Crane Co.	201,076	32,256,612
Xylem, Inc.	301,210	40,211,535
		72,468,147
Media — 2.0%
Trade Desk, Inc., Class A(1)	1,298,561	116,714,663
Oil, Gas and Consumable Fuels — 2.7%
Cheniere Energy, Inc.	261,003	47,669,588
Permian Resources Corp.	2,911,574	44,663,545

Targa Resources Corp.	452,850	61,261,548
		153,594,681
Personal Care Products — 0.6%
elf Beauty, Inc.(1)	206,425	35,624,826
Professional Services — 4.1%
Equifax, Inc.	263,027	73,481,853
Jacobs Solutions, Inc.	537,119	78,607,366
Verisk Analytics, Inc.	319,115	83,528,351
		235,617,570
Semiconductors and Semiconductor Equipment — 5.6%
Enphase Energy, Inc.(1)	544,467	62,673,597
Marvell Technology, Inc.	400,842	26,848,397
Monolithic Power Systems, Inc.	134,566	116,142,569
Teradyne, Inc.	884,683	116,035,022
		321,699,585
Software — 11.3%
Cadence Design Systems, Inc.(1)	186,124	49,817,950
Datadog, Inc., Class A(1)	958,052	111,555,575
Guidewire Software, Inc.(1)	380,791	57,145,305
HubSpot, Inc.(1)	157,347	78,206,179
Manhattan Associates, Inc.(1)	330,035	84,284,338
Palantir Technologies, Inc., Class A(1)	4,366,041	117,402,843
Procore Technologies, Inc.(1)	856,131	60,810,985
Zscaler, Inc.(1)	469,088	84,130,933
		643,354,108
Specialized REITs — 1.0%
SBA Communications Corp.	254,233	55,814,313
Specialty Retail — 2.0%
Burlington Stores, Inc.(1)	429,837	111,895,168
Technology Hardware, Storage and Peripherals — 1.3%
Super Micro Computer, Inc.(1)	102,812	72,138,040
Textiles, Apparel and Luxury Goods — 0.9%
On Holding AG, Class A(1)	1,265,338	52,410,300
Trading Companies and Distributors — 1.0%
Core & Main, Inc., Class A(1)	1,041,191	55,672,483
TOTAL COMMON STOCKS (Cost $4,461,572,009)		5,685,122,289
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	46,319	46,319
State Street Navigator Securities Lending Government Money Market Portfolio(3)	76,150	76,150
		122,469
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $2,379,888), in a joint trading account at 5.29%, dated 7/31/24, due 8/1/24 (Delivery value $2,326,955)		2,326,613
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 2/15/41, valued at $30,230,881), at 5.31%, dated 7/31/24, due 8/1/24 (Delivery value $29,642,372)		29,638,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 2.875% - 3.625%, 5/31/28 - 5/15/32, valued at $9,521,080), at 5.31%, dated 7/31/24, due 8/1/24 (Delivery value $9,334,377)		9,333,000
		41,297,613
TOTAL SHORT-TERM INVESTMENTS (Cost $41,420,082)		41,420,082
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $4,502,992,091)		5,726,542,371
OTHER ASSETS AND LIABILITIES — (0.5)%		(26,757,332)
TOTAL NET ASSETS — 100.0%		$5,699,785,039

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	623,593	USD	456,026	Bank of America N.A.	9/27/24	$(3,609)
CAD	1,293,384	USD	938,554	Bank of America N.A.	9/27/24	(203)
CAD	1,283,434	USD	929,964	Bank of America N.A.	9/27/24	1,168
USD	7,218,602	CAD	9,834,371	Bank of America N.A.	9/27/24	83,760
USD	240,023	CAD	327,131	Bank of America N.A.	9/27/24	2,689
USD	830,647	CAD	1,135,129	Bank of America N.A.	9/27/24	7,110
USD	4,091,488	CAD	5,588,196	Bank of America N.A.	9/27/24	37,249
USD	1,779,750	CAD	2,439,949	Bank of America N.A.	9/27/24	9,566
USD	919,042	CAD	1,254,272	Bank of America N.A.	9/27/24	9,067
USD	1,785,385	CAD	2,429,908	Bank of America N.A.	9/27/24	22,485
USD	2,502,137	CAD	3,399,425	Bank of America N.A.	9/27/24	35,852
USD	2,044,677	CAD	2,782,397	Bank of America N.A.	9/27/24	26,047
USD	3,092,235	CAD	4,208,130	Bank of America N.A.	9/27/24	39,234
USD	1,387,056	CAD	1,887,479	Bank of America N.A.	9/27/24	17,690
USD	2,448,382	CAD	3,328,575	Bank of America N.A.	9/27/24	33,499
USD	2,763,203	CAD	3,759,973	Bank of America N.A.	9/27/24	35,340
USD	997,819	CAD	1,358,087	Bank of America N.A.	9/27/24	12,526
USD	2,221,315	CAD	3,033,116	Bank of America N.A.	9/27/24	20,787
USD	1,486,956	CAD	2,031,018	Bank of America N.A.	9/27/24	13,451
USD	987,029	CAD	1,363,027	Bank of America N.A.	9/27/24	(1,849)
USD	1,956,680	CAD	2,706,156	Bank of America N.A.	9/27/24	(6,639)
						$395,220

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $72,451. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $76,150.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,645,076,382	$40,045,907	—
Short-Term Investments	122,469	41,297,613	—
	$5,645,198,851	$81,343,520	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$407,520	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$12,300	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.